INCOME TAXES (TAX BENEFIT), NET - Deferred income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income taxes
Deferred tax assets	$ 536	$ 969
Deferred tax liabilities	(33)
Deferred tax benefit (expenses)	(433)	396	$ (4)
Carryforward tax losses
Deferred income taxes
Deferred tax assets		5
Deferred tax benefit (expenses)	(5)	5	(41)
Employee benefits and other liabilities
Deferred income taxes
Deferred tax assets		237
Deferred tax benefit (expenses)	(237)	21	17
Share-based compensation
Deferred income taxes
Deferred tax assets	569	653
Deferred tax benefit (expenses)	(84)	296	$ 20
Intangible assets
Deferred income taxes
Deferred tax assets		74
Deferred tax benefit (expenses)	(74)	$ 74
Intangible assets, liability
Deferred income taxes
Deferred tax liabilities	(33)
Deferred tax benefit (expenses)	$ (33)